Related party transactions	9 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related party transactions

Note 22 – Related party transactions

Advances to suppliers – related party at March 31, 2011 and June 30, 2011 amounted to $0 and $575,700 respectively. The balance represented prepayments to the 40% owner of Xingsheng Coal for coal purchases. The Company acquired 60% of Xingsheng Coal’s equity interests on May 20, 2011(see Note 19).

The Company also received funds from its CEO. Advances from the CEO amounted to $263,860 and $455,768 at March 31, 2012 and June 30, 2011, respectively. Such advances are interest free, due on demand and will be settled by cash payment.